Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USFS Funds Limited Duration Government Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the USFS Funds Limited Duration Government Fund (the “Fund”) is to seek a high level of current income consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-03-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 373% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	373.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been revised to reflect current fees pursuant to contracts entered into with the new service providers to the Fund for administrative, fund accounting, custodial, distribution and transfer agency services.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its assets in bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by, the U.S. Government or one of its agencies or instrumentalities, including various U.S. government sponsored enterprises (collectively, “U.S. Government securities”) and repurchase agreements collateralized by such securities. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund may invest up to 20% of its assets in corporate bonds that are or become irrevocably or permanently guaranteed by the U.S. Government or its agencies or its instrumentalities, and such investments will count towards the Fund’s 80% investment policy. The Fund may also invest in money market funds that invest at least 80% of their net assets in U.S. Government securities. In addition, the Fund may invest in certificates of deposit and other time deposits and savings accounts in a commercial or savings bank or savings association whose accounts are insured by the Federal Deposit Insurance Corporation (“FDIC”), including certificates of deposit and other time deposits issued by foreign branches of FDIC insured banks. The Fund may also invest in mortgage-backed securities and asset-backed securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Asset-backed securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include securities issued pursuant to programs sponsored by U.S. Government agencies or instrumentalities, such as the U.S. Small Business Administration and the U.S. Department of Agriculture, that represent interests in specific small business or agricultural loans, or pools of loans. The Fund may invest a substantial amount of its assets in securities issued by the U.S. Small Business Administration, which represent interests in specific small business loans or pools of loans. The Fund may purchase both existing securities and securities on a when-issued basis.

Under normal circumstances, the Fund seeks to maintain a portfolio with a target average weighted duration between 1 and 3 years. Duration is a measure of a bond price’s sensitivity to a given change in interest rates. Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates. To achieve the flexible implementation of this target duration range, the Fund does not restrict its minimum or maximum maturity.

The Adviser intends to vary the quality, sector and maturity of the eligible securities selected for the Fund based upon the Adviser’s analysis of financial market conditions and the outlook for the U.S. economy. The eligible securities selected by the Adviser for the Fund may also have differing interest rate components including fixed interest payments, variable interest payments or interest payments that are adjusted periodically. The Adviser attempts to identify areas of the bond market that are undervalued relative to the rest of the market by grouping bonds by duration and into sectors. The Adviser expects that under normal circumstances, the percentage of the Fund’s total assets that will be invested in U.S. Government securities will generally be 100%.

The Fund intends to be eligible for investment by federal savings associations, federal credit unions and certain national banks and, therefore, will invest in U.S. Government securities that are eligible, without limitation, for investment by these institutions. Such institutions may be subject to risk-based capital regulations, and accordingly, the Fund does not intend to make any investments that would be deemed under such regulations then in effect as having a risk-based weighting in excess of 20%.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment in the Fund could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Fixed Income Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile. Fixed income securities are also subject to credit risk. Credit risk includes the possibility that an issuer may fail to make timely payments of interest or principal.

U.S. Government Agency Securities Risk — U.S. Government securities are not guaranteed against price movement and may decrease in value. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities or government sponsored enterprises, including, for example, pass-through certificates issued by the Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies or government sponsored enterprises, such as securities issued by the Federal National Mortgage Association (“Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency or government sponsored enterprise, while other obligations issued by or guaranteed by federal agencies or government sponsored enterprises, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. Government provides financial support to such U.S. Government agencies and government sponsored enterprises, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. Other obligations are backed solely by the government sponsored enterprise’s own resources. As a result, investments in securities issued by U.S. government sponsored enterprises that are not backed by the U.S. Treasury are subject to higher credit risk than those that are backed by the U.S. Treasury.

Mortgage-Backed and Asset-Backed Securities Risk — While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities.

Portfolio Turnover Risk — The Fund may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term capital gains taxable to shareholders at ordinary income rates) realized by the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment in the Fund could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and since inception periods compare with those of a broad measure of market performance and an index that tracks the performance of U.S. dollar denominated U.S. Treasury and non-subordinated U.S. agency debt issued in the U.S. domestic market with a remaining term to final maturity of less than three years. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling the Fund at 1-877-299-USFS (8737).

The Fund is the successor to the USFS Funds Limited Duration Government Fund, a series of The Advisors’ Inner Circle Fund (the “Predecessor Limited Duration Fund”), as a result of the reorganization of the Predecessor Limited Duration Fund into the Fund on March 28, 2013. Accordingly, the performance shown in the bar chart and performance table for periods from December 14, 2009 to March 28, 2013 represents the performance of the Predecessor Limited Duration Fund. The Predecessor Limited Duration Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund.

The Predecessor Limited Duration Fund was the successor to the Accessor Limited Duration U.S. Government Fund, a series of Forward Funds (the “2009 Limited Duration Fund”), as a result of the reorganization of the 2009 Limited Duration Fund into the Predecessor Limited Duration Fund on December 14, 2009. Accordingly, the performance shown in the bar chart and performance table for periods prior to December 14, 2009 represents the performance of the 2009 Limited Duration Fund. The expenses of the 2009 Limited Duration Fund were lower than the expenses of the Predecessor Limited Duration Fund. Had the expenses of the Predecessor Limited Duration Fund been reflected, performance would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and since inception periods compare with those of a broad measure of market performance and an index that tracks the performance of U.S. dollar denominated U.S. Treasury and non-subordinated U.S. agency debt issued in the U.S. domestic market with a remaining term to final maturity of less than three years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The BofA Merrill Lynch 1-3 Year U.S. Treasury/Agency Index (the "Treasury/Agency Index") is an index that tracks the performance of U.S. dollar denominated U.S. Treasury and non-subordinated U.S. agency debt issued in the U.S. domestic market with a remaining term to final maturity of less than three years. The information provided for the Treasury/Agency Index shows how the Fund's performance compares with the returns of an index with components similar to the Fund's portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-299-USFS (8737)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart, the Fund’s highest return for a quarter was 2.15% (quarter ended March 31, 2008) and the lowest return for a quarter was -0.67% (quarter ended December 31, 2010).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.67%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	The Fund is the successor to the USFS Funds Limited Duration Government Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Limited Duration Fund"), as a result of the reorganization of the Predecessor Limited Duration Fund into the Fund on March 28, 2013. Accordingly, the performance shown in the bar chart and performance table for periods from December 14, 2009 to March 28, 2013 represents the performance of the Predecessor Limited Duration Fund.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The BofA Merrill Lynch 1-3 Year U.S. Treasury/Agency Index (the “Treasury/Agency Index”) is an index that tracks the performance of U.S. dollar denominated U.S. Treasury and non-subordinated U.S. agency debt issued in the U.S. domestic market with a remaining term to final maturity of less than three years. The information provided for the Treasury/Agency Index shows how the Fund’s performance compares with the returns of an index with components similar to the Fund’s portfolio.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2012
BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2004
BofA Merrill Lynch 1-3 Year U.S. Treasury/Agency Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 1-3 Year U.S. Treasury/Agency Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.45%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2004
USFS Funds Limited Duration Government Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.41%
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[2]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	491
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,140
Annual Return 2005	rr_AnnualReturn2005	2.00%
Annual Return 2006	rr_AnnualReturn2006	4.36%
Annual Return 2007	rr_AnnualReturn2007	6.22%
Annual Return 2008	rr_AnnualReturn2008	4.22%
Annual Return 2009	rr_AnnualReturn2009	2.20%
Annual Return 2010	rr_AnnualReturn2010	1.92%
Annual Return 2011	rr_AnnualReturn2011	0.77%
Annual Return 2012	rr_AnnualReturn2012	0.74%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2004
USFS Funds Limited Duration Government Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.79%
USFS Funds Limited Duration Government Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.78%

[1]	The expense information in the table has been revised to reflect current fees pursuant to contracts entered into with the new service providers to the Fund for administrative, fund accounting, custodial, distribution and transfer agency services.
[2]	Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
[3]	The Fund's investment adviser, Pennant Management, Inc. ("Pennant" or the "Adviser"), has agreed to waive its management fees and/or reimburse expenses of the Fund until at least March 28, 2015 to ensure that Total Annual Fund Operating Expenses (exclusive of any Rule 12b-1 distribution or shareholder servicing fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, dividends and interest on short positions and extraordinary expenses) do not exceed 0.75% of the Fund's average net assets. The Adviser is permitted to be reimbursed for management fee waivers and/or expense reimbursements made in the prior three fiscal years, subject to the limitation on the Fund's expenses in effect at the time such reimbursement is paid to the Adviser and at the time such fees were waived and/or expenses were reimbursed. This agreement may be terminated only by, or with the consent of, the Fund's Board of Trustees.